SCHEDULE OF POTENTIAL DILUTIVE SECURITIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,477,051,088	1,696,611,077	1,188,330,823	1,614,615,110
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	347,169,154	170,000,000	278,333,333	170,000,000
Common Stock Equivalent of Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	488,000	488,000	488,000	488,000
Common Stock Equivalent of Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	500,000,000		500,000,000	500,000,000
Common Stock Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	169,998,860	500,000,000	169,999,860	169,999,860
Restricted Commmon Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	9,600,000	170,000,000	9,600,000	8,100,000
Common Stock on Convertible Debentures and Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	449,794,074	856,123,077	229,909,630	766,027,250
Common Stock Equivalent Of Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,000